Note 17 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
17.	Commitments and Contingencies

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From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

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As described in Note 3, in 2012, the Company’s entered into separate memoranda of agreement to acquire four LPG carriers under construction. As of December 31, 2012, the unpaid balance of the purchase price for these vessels was $76,800,000.

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Future minimum contractual charter revenue, based on vessels committed to non-cancelable, long-term time and bareboat charter contracts as of December 31, 2012, amount to $73,836,235 during 2013, $49,324,023 during 2014, $25,010,586 during 2015, $10,810,030 during 2016 and $2,231,500 during 2017. These amounts do not include any assumed off-hire.